Post-Employment and Other Long-Term Employees Benefits - Accumulated Other Comprehensive Income (Loss) Before Tax Effects (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 209	$ 175
Net amount generated/arising in current year, actuarial (gains)/losses	(105)	43
Amortization, actuarial (gains)/losses	(15)	(14)
Foreign currency translation, actuarial (gains)/losses before tax	2	5
Other comprehensive loss, actuarial (gains)/losses, ending balance	91	209
Other comprehensive loss, prior service cost, beginning balance	9	10
Net amount generated/arising in current year, prior service cost	5	4
Amortization, prior service cost	(5)	(5)
Other comprehensive loss, prior service cost, ending balance	9	9
Other comprehensive loss, Total, beginning balance	218	185
Net amount generated/arising in current year, Total	(100)	47
Amortization, Total	(20)	(19)
Foreign currency translation adjustment, Total	2	5
Other comprehensive loss, Total, ending balance	$ 100	$ 218